Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and Uncertainties
Investments, including the First Horizon Corporation common stock fund, are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in their fair value could occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.
(4)    Concentration of Participant Investments
The Plan has a significant portion of its assets invested in BlackRock Equity Index Fund and First Horizon Corporation common stock fund. The investment in the BlackRock Equity Index Fund approximates 19% and 19% as of December 31, 2025 and 2024, respectively. The investment in the First Horizon Corporation common stock fund approximates 10% and 11% of the Plan’s net assets available for benefits as of both December 31, 2025 and 2024, respectively. The investment in Schwab Personal Choice Retirement Account approximates 10% for benefits as of December 31, 2025.